UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: October 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / OCTOBER 31, 2008

SMASh Series MEC Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund overview	1
Portfolio at a glance — SMASh Series MEC Portfolio	6
Fund expenses	7
Fund performance	9
Historical performance	10
SMASh Series MEC Fund
Statement of assets and liabilities	11
Statement of operations	12
Statement of changes in net assets	13
Financial highlights	14
Notes to financial statements	15
Report of independent registered public accounting firm	21
Additional information	22
Important tax information	29
SMASh Series MEC Portfolio
Schedule of investments	30
Statement of assets and liabilities	36
Statement of operations	37
Statement of changes in net assets	38
Financial highlights	39
Notes to financial statements	40
Report of independent registered public accounting firm	47
Additional information	48

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for SMASh Series MEC Fund for the period ended October 31, 2008.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 28, 2008

SMASh Series MEC Fund  | I

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Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current income exempt from regular federal income tax. The Fund invests in securities through an underlying mutual fund, SMASh Series MEC Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. Under normal market conditions, the Portfolio expects to invest primarily in municipal securities and in derivatives and other instruments relating to such investments. The Portfolio may invest, without limit, in both investment grade and below investment grade debt obligations rated C or above by Standard & Poor’s (or the equivalent). In purchasing debt obligations for the Portfolio, we may take full advantage of the entire range of maturities and durations[i]. We may adjust the average maturity or duration of the investments held by the Portfolio from time to time, depending on our assessment of the relative yields of securities of different maturities and durations and our expectations of future changes in interest rates. Instead of investing directly in particular securities, the Portfolio may gain exposure to a security or an issuer or a market by investing through the use of instruments such as derivates, including credit default swaps, synthetic instruments and other instruments that are intended to provide similar economic exposure.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the fiscal year, the U.S. bond market experienced periods of increased volatility. Changing perceptions regarding the economy, inflation and future Federal Reserve Board (“Fed”)ii monetary policy caused bond prices to fluctuate. Two- and 10-year Treasury yields began the reporting period at 3.94% and 4.48%, respectively. Treasury yields moved lower — and their prices moved higher — toward the end of 2007 and during the first quarter of 2008, as concerns regarding the subprime mortgage market and a severe credit crunch caused a “flight to quality.” During this period, investors were drawn to the relative safety of Treasuries, while increased risk aversion caused other segments of the bond market to falter.

Treasury yields then moved higher in April, May and early June 2008, as the economy performed better than expected and inflation moved higher. Over this period, riskier fixed-income asset classes, such as high-yield bonds and emerging market debt rallied. However, the credit crunch resumed in mid-June, resulting in another flight to quality. Investors’ risk aversion then

SMASh Series MEC Fund 2008 Annual Report  | 1

Fund overview continued

intensified in September and October 2008 given the severe disruptions in the global financial markets. During this time, virtually every asset class, with the exception of short-term Treasuries, performed poorly. At the end of the fiscal year, two- and 10-year Treasury yields were 1.56% and 4.01%, respectively.

The Fed attempted to stimulate economic growth by cutting the federal funds rateiii from 5.25% to 2.00% from September 2007 through April 2008. It then held rates steady until October 2008, citing inflationary pressures triggered by soaring oil prices. However, with the global economy moving toward a recession, oil prices falling sharply, and the financial markets in disarray, the Fed lowered interest rates twice in October 2008. The first cut occurred on October 8th, as the Fed and several other central banks around the world lowered rates in a coordinated effort. At that time, the Fed reduced the federal funds rate from 2.00% to 1.50%. Three weeks later, at its regularly scheduled meeting on October 29th, the Fed lowered rates from 1.50% to 1.00%. The Fed also left the door open to further actions, saying: “The Committee will monitor economic and financial developments carefully and will act as needed to promote sustainable economic growth and price stability.”

Q. How did we respond to these changing market conditions?

A. During the fiscal year, two major themes played out as we had expected. First, the municipal yield curveiv steepened dramatically from a very flat to a more normal or, at various times, steep slope. Second, credit quality spreads widened and deleveraging in the municipal market created an environment where demand for higher-quality tax-free securities increased. As these events unfolded, we implemented strategies which were designed to exploit these opportunities.

Performance review

For the period from inception on December 13, 2007 through October 31, 2008, SMASh Series MEC Fund returned -31.75%. The Fund’s unmanaged benchmark, the Barclays Capital Municipal Bond Indexv, returned -4.18% for the period from December 31, 2007 through October 31, 2008.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. The Fund represents only a portion of a separately managed account, and clients utilize the Fund to gain exposure to certain types of securities included in the strategies for the separately managed account. It is important to bear in mind that investment returns for these strategies are contingent upon the performance of the separately managed account — not just the performance of the Fund. Investors should understand that the Fund is

2 | SMASh Series MEC Fund 2008 Annual Report

managed within the context of the separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, please keep in mind, the Fund performance shown does not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Your Financial Professional can discuss fees and expenses and the effect of such fees and expenses on performance with you in greater detail.

PERFORMANCE SNAPSHOT as of October 31, 2008 (unaudited)

	6 MONTHS	SINCE FUND INCEPTION*

SMASh Series MEC Fund	-33.41%	-31.75%
Barclays Capital Municipal Bond Index	-4.70%	-4.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted for the deduction of taxes that a shareholder would pay on Fund distributions.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager.

*The Fund’s inception date is December 13, 2007. Performance for the Barclays Capital Municipal Bond Index is for the period from December 31, 2007 through October 31, 2008.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated February 20, 2008, amended as of April 10, 2008, the gross total operating expense ratio was 0.41%. As a result of an expense reimbursement agreement, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.00%.

The Fund’s manager has entered into an expense reimbursement agreement with the Fund, which expires on February 28, 2010, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

SMASh Series MEC Fund 2008 Annual Report | 3

Fund overview continued

Q. What were the most significant factors affecting Fund performance?

A. Our allocation to shorter-term municipal bonds was the largest contributor to the Fund’s performance, as shorter-term maturities outperformed their longer-term counterparts during the reporting period. The Fund had a duration that was on average shorter than that of its benchmark which proved to be a significant contributor to relative performance for the year. The Fund’s exposure to the Transportation sector was a slight contributor to results as this was one of the better performing sectors in the benchmark. In addition, opportunistic use of hedging strategies during periods of extreme market volatility helped us to mitigate the Fund’s exposure to interest rate risk.

On the downside, our exposure to longer-term securities detracted from absolute performance for the period. The Fund’s underweights to the Pre-refundedvi sector and state general obligation bonds detracted from relative performance as higher-quality issues and sectors generated the best results given increased investor risk aversion. In addition, the Fund’s exposures to the Health Care 1, Housing and Industrial Development Revenue/Pollution Control Revenue sectors were a drag on the Fund’s absolute results. Each of these sectors was negatively impacted by the spread widening that occurred in non-Treasury bonds, as investors continued to demonstrate their preference for ultra-low risk Treasuries.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund during the reporting period.

[1]

Health Care consists of the following industries: Hospitals/Nursing Facilities, Pharmacy Services, Medical Wholesale Drug Distributors, Drug Delivery Systems, Medical Products/Instruments, Medical & Laboratory Testing, Healthcare Cost Containment and Scientific Instruments.

4 | SMASh Series MEC Fund 2008 Annual Report

Thank you for your investment in SMASh Series MEC Fund. As always, we appreciate that you have chosen us to manage your assets.

Sincerely,

Western Asset Management Company

November 18, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in fixed-income securities are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s portfolio. There is also a risk that an issuer will be unable to make principal and/or interest payments. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as futures and options, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vi

A pre-refunded bond is a bond in which the original security has been replaced by an escrow, usually consisting of treasuries or agencies, which has been structured to pay principal and interest and any call premium, either to a call date (in the case of a pre-refunded bond), or to maturity (in the case of an escrowed to maturity bond).

SMASh Series MEC Fund 2008 Annual Report | 5

Portfolio at a glance (unaudited)
SMASh Series MEC Portfolio

The Fund invests all of its investable assets in SMASh Series MEC Portfolio, the investment breakdown of which is shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments — October 31, 2008

6 | SMASh Series MEC Fund 2008 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2008 and held for the six months ended October 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2,3]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[3,4]

SMASh Series MEC Fund	(33.41)%	$1,000.00	$665.90	0.00%	$0.00

[1]	For the six months ended October 31, 2008.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

SMASh Series MEC Fund 2008 Annual Report | 7

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[2,3]

SMASh Series MEC Fund	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended October 31, 2008.

[2]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[3]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

8 | SMASh Series MEC Fund 2008 Annual Report

Fund performance (unaudited)

AVERAGE ANNUAL TOTAL RETURNS†

SMASh Series MEC Fund

Inception* through 10/31/08	(31.75)%

†

Total returns will fluctuate and past performance is no guarantee of future results. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Total returns for periods of less than one year are not annualized.

*	Inception date of the Fund is December 13, 2007.

SMASh Series MEC Fund 2008 Annual Report | 9

Historical performance (unaudited)

VALUE OF $10,000 INVESTED IN SMASh SERIES MEC FUND VS. BARCLAYS CAPITAL MUNICIPAL BOND INDEX† — December 13, 2007 - October 2008

†

Hypothetical illustration of $10,000 invested in SMASh Series MEC Fund at inception on December 13, 2007 through October 31, 2008. The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

‡	Performance for the benchmark is for the period from December 31, 2007 through October 31, 2008.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager.

10 | SMASh Series MEC Fund 2008 Annual Report

Statement of assets and liabilities
October 31, 2008

ASSETS:
Investment in SMASh Series MEC Portfolio, at value	$35,192
Receivable from investment manager	8,859
Prepaid expenses	689

Total Assets	44,740

LIABILITIES:
Accrued expenses	38,567

Total Liabilities	38,567

TOTAL NET ASSETS	$6,173

NET ASSETS:
Par value (Note 3)	$0 *
Paid-in capital in excess of par value	10,000
Undistributed net investment income	89
Accumulated net realized loss on investment	(301)
Net unrealized depreciation on investment	(3,615)

TOTAL NET ASSETS	$6,173

Shares Outstanding	1,000
Net Asset Value	$6.17

*	Amount represents less than $1.00.

See Notes to Financial Statements.

SMASh Series MEC Fund 2008 Annual Report | 11

Statement of operations
For the Period Ended October 31, 2008†

INVESTMENT INCOME:
Income from SMASh Series MEC Portfolio	$921

EXPENSES:
Audit and tax	19,500
Shareholder reports	15,256
Transfer agent fees	11,065
Registration fees	572
Legal fees	3
Trustees’ fees	2
Miscellaneous expenses	3,662

Total Expenses	50,060
Less: Expense reimbursements (Note 2)	(50,060)
NET INVESTMENT INCOME	921

REALIZED AND UNREALIZED LOSS FROM SMASh SERIES MEC PORTFOLIO (NOTE 1):
Net Realized Loss	(305)
Change in Net Unrealized Appreciation/Depreciation	(3,615)

NET LOSS FROM SMASh SERIES MEC PORTFOLIO	(3,920)

DECREASE IN NET ASSETS FROM OPERATIONS	$(2,999)

†	For the period December 13, 2007 (inception date) to October 31, 2008.

See Notes to Financial Statements.

12 | SMASh Series MEC Fund 2008 Annual Report

Statement of changes in net assets

FOR THE PERIOD ENDED OCTOBER 31, 2008†

OPERATIONS:
Net investment income	$921
Net realized loss	(305)
Change in net unrealized appreciation/depreciation	(3,615)

Decrease in Net Assets From Operations	(2,999)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(828)

Decrease in Net Assets From Distributions to Shareholders	(828)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	10,000

Increase in Net Assets From Fund Share Transactions	10,000

INCREASE IN NET ASSETS	6,173

NET ASSETS:
Beginning of period	—

End of period*	$6,173

*Includes undistributed net investment income of:	$89

†	For the period December 13, 2007 (inception date) to October 31, 2008.

See Notes to Financial Statements.

SMASh Series MEC Fund 2008 Annual Report | 13

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

2008 [1]

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.92
Net realized and unrealized loss	(3.92)

Total loss from operations	(3.00)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)

Total distributions	(0.83)

NET ASSET VALUE, END OF PERIOD	$6.17

Total return[2]	(31.75)%

NET ASSETS, END OF PERIOD (000s)	$6

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3,4,5]	602.62%
Net expenses[5,6,7]	0.00
Net investment income[5]	11.07
PORTFOLIO TURNOVER RATE	77%

[1]	For the period December 13, 2007 (inception date) to October 31, 2008.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Includes the Fund’s share of SMASh Series MEC Portfolio’s allocated expenses.

[4]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separate managed account sponsor.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

14 | SMASh Series MEC Fund 2008 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

SMASh Series MEC Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series MEC Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be purchased only by or on the behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (0.3% at October 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Method of allocation. All the net investment income and net realized and unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(d) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded

SMASh Series MEC Fund 2008 Annual Report | 15

Notes to financial statements continued

on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax return for open tax year and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax return for the tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS

(b)	$(4)	$4

(b)	Reclassifications are primarily due to differences between book and tax amortization of premium on fixed income securities.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadviser do not charge management fees to the Fund and the Portfolio. However, the Fund is an integral part of a separately managed account program, and the Fund’s manager and subadviser will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio, a fee of 0.066% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement agreement with the Fund which expires on February 28, 2010, pursuant to which LMPFA has agreed to

16 | SMASh Series MEC Fund 2008 Annual Report

reimburse 100% of the Fund’s ordinary operating expenses. During the period ended October 31, 2008, the Fund was reimbursed for expenses amounting to $50,060.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At October 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

PERIOD ENDED OCTOBER 31, 2008†

Shares sold	1,000

Net increase	1,000

†	For the period December 13, 2007 (inception date) to October 31, 2008.

4. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record date Payable date	Rate

11/17/2008
11/18/2008	$0.184070

12/15/2008
12/16/2008	$0.115440

The tax character of distributions paid during the fiscal years ended October 31, 2008, was as follows:

	2008	2007

Distributions paid from:
Tax-exempt income	$828	—

Total distributions paid	$828	—

SMASh Series MEC Fund 2008 Annual Report |17

Notes to financial statements continued

As of October 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income - net	$89
Undistributed long-term capital gains - net	5

Total undistributed earnings	$94
Other book/tax temporary differences (a)	(310)
Unrealized appreciation/(depreciation) (b)	(3,611)

Total accumulated earnings/(losses) - net	$(3,827)

(a)	Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between book & tax accretion methods for market discount on fixed income securities.

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

18 | SMASh Series MEC Fund 2008 Annual Report

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the

SMASh Series MEC Fund 2008 Annual Report | 19

Notes to financial statements continued

trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

7. Recent accounting pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

20 | SMASh Series MEC Fund 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of SMASh Series MEC Fund, a series of Legg Mason Partners Institutional Trust, as of October 31, 2008, the related statements of operations, changes in net assets, and the financial highlights for the period from December 13, 2007 (inception date) to October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

          We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series MEC Fund as of October 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from December 13, 2007 (inception date) to October 31, 2008, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2008

SMASh Series MEC Fund 2008 Annual Report | 21

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of the SMASh Series MEC Fund (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES
ELLIOTT J. BERV c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC, (“Legg Mason”) 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. BENTON COCANOUGHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

22 | SMASh Series MEC Fund

JANE F. DASHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

MARK T. FINN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

RAINER GREEVEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SMASh Series MEC Fund | 23

Additional information (unaudited) continued
Information about Trustees and Officers

STEPHEN R. GROSS c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities)
(since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR. c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

24 | SMASh Series MEC Fund

SUSAN M. HEILBRON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SUSAN B. KERLEY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds); Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

SMASh Series MEC Fund | 25

Additional information (unaudited) continued
Information about Trustees and Officers

R. RICHARDSON PETTIT c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3] Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 163 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee	148
Other board member- ships held by Trustee	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
OFFICERS
FRANCES M. GUGGINO Legg Mason 55 Water Street New York, NY 10041
Birth year	1957
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”) (from 1999 to 2004)

26 | SMASh Series MEC Fund

TED P. BECKER Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

SMASh Series MEC Fund | 27

Additional information (unaudited) continued
Information about Trustees and Officers

DAVID CASTANO Legg Mason 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessor (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners fund complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

28 | SMASh Series MEC Fund

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable period ended October 31, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

SMASh Series MEC Fund | 29

Schedule of investments
October 31, 2008

SMASh SERIES MEC PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 91.3%

	Arizona — 2.7%
$500,000	Salt Verde, AZ Financial Corp., Gas Revenue, 5.000% due 12/1/37	$306,615

	California — 10.7%
500,000	California Housing Finance Agency Revenue, Home Mortgage, 4.800% due 8/1/37(a)	350,525
	California Statewide CDA Revenue:
500,000	Insured Health Facility L.A., Jewish Home, CA Mortgage Insurance, 5.000% due 11/15/28	426,095
500,000	St. Joseph Health System, FGIC, 5.750% due 7/1/47	442,910

	Total California	1,219,530

	Colorado — 14.2%
300,000	Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy, 5.250% due 6/15/25	251,745
1,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.500% due 9/1/24(b)	941,190
500,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 5.750% due 11/15/18	422,790

	Total Colorado	1,615,725

	Florida — 8.5%
500,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	463,465
500,000	Orlando, FL, Tourist Development Tax Revenue, 5.750% due 11/1/38(b)	500,550

	Total Florida	964,015

	Georgia — 4.5%
500,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10(c)(d)	509,770

	Illinois — 5.7%
	Illinois Finance Authority:
500,000	Revenue, Alexian, FSA, 5.500% due 1/1/28	476,635
250,000	Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	174,672

	Total Illinois	651,307

	Indiana — 2.5%
305,000	Indiana Health & Educational Facilities Financing Authority Revenue, St. Francis, FSA, 5.250% due 11/1/29	282,406

	Massachusetts — 5.5%
	Massachusetts State HEFA Revenue:
500,000	Northeastern University, 5.000% due 10/1/33	430,760
200,000	Partners Healthcare System Inc., 5.000% due 7/1/20	189,514

	Total Massachusetts	620,274

	Michigan — 1.8%
250,000	Michigan State Housing Development Authority, Rental Housing Revenue, 5.300% due 10/1/26(a)	198,568

	Missouri — 4.2%
500,000	Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project, 4.900% due 5/1/38(a)	477,320

See Notes to Financial Statements.

30 | SMASh Series MEC Portfolio 2008 Annual Report

SMASh SERIES MEC PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	New York — 6.1%
$200,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43(b)	$159,718
500,000	New York City, NY, TFA, Future Tax Secured, 5.250% due 8/1/12	532,915

	Total New York	692,633

	Oklahoma — 4.4%
500,000	Tulsa County, OK, Industrial Authority Health Care Revenue, Saint Francis Health Systems, 5.000% due 12/15/16	499,645

	Oregon — 4.2%
605,000	Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage, 5.400% due 7/1/27(a)	479,003

	South Carolina — 4.0%
500,000	South Carolina Transportation Infrastructure Bank Revenue, AMBAC, 5.000% due 10/1/29	454,275

	Tennessee — 2.5%
400,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 2/1/23	282,784

	Texas — 9.8%
50,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33(a)(e)	37,906
500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38(a)(c)	393,990
200,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	169,120
500,000	Houston, TX, Utility System Revenue, 5.000% due 5/15/11(c)(d)	513,720

	Total Texas	1,114,736

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $11,622,187)	10,368,606

SHORT-TERM INVESTMENTS — 7.0%

	Illinois — 0.9%
100,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 1.250%, 11/3/08(f)	100,000

	Massachusetts — 0.9%
100,000	Massachusetts State DFA Revenue, Boston University, LOC-Allied Irish Bank PLC, 1.000%, 11/3/08(f)	100,000

	Montana — 0.9%
100,000	Montana State Board of Regents, Higher Education Revenue, Montana State University Facilities Improvement, LOC-Wachovia Bank N.A., 1.250%, 11/3/08(f)	100,000

	South Carolina — 0.9%
100,000	Charleston County, SC, Hospital Facilities Revenue, CareAlliance Health Services, LOC-Bank of America, 0.850%, 11/3/08(f)	100,000

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Annual Report | 31

Schedule of investments continued
October 31, 2008

SMASh SERIES MEC PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Tennessee — 3.4%
$400,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennesse Municipal Bond Fund, LOC- Bank of America, 0.800%, 11/3/08(f)	$400,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $800,000)	800,000

	TOTAL INVESTMENTS — 98.3% (Cost — $12,422,187#)	11,168,606
	Other Assets in Excess of Liabilities — 1.7%	$193,914

	TOTAL NET ASSETS — 100.0%	$11,362,520

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is $12,420,204.

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation - Insured Bonds
CDA	—	Community Development Authority
DFA	—	Development Finance Agency
FGIC	—	Financial Guaranty Insurance Company - Insured Bonds
FSA	—	Financial Security Assurance - Insured Bonds
HEFA	—	Health & Educational Facilities Authority
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation - Insured Bonds
PCR	—	Pollution Control Revenue
TFA	—	Transitional Finance Authority

See Notes to Financial Statements.

32 | SMASh Series MEC Portfolio 2008 Annual Report

SMASh SERIES MEC PORTFOLIO

SUMMARY OF INVESTMENTS BY INDUSTRY*

Hospitals	23.1%
Industrial Development	13.7
Electric	12.5
Transportation	12.5
Special Tax	9.2
Housing	9.2
Education	8.8
Resource Recovery	4.3
Public Facilities	3.6
Other Revenue	1.6
Leasing	1.5

100.0%

*	As a percentage of total investments. Please note that Portfolio holdings are as of October 31, 2008 and are subject to change.

RATINGS TABLE† (unaudited)

S&P/Moody’s‡
AAA/Aaa	16.1%
AA/ Aa	46.3
A	21.4
BBB/Baa	5.8
CCC	0.3
A-1/VMIG1	7.2
NR	2.9

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary.

See pages 34 and 35 for definitions of ratings.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Annual Report | 33

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safe- guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

See Notes to Financial Statements.

34 | SMASh Series MEC Portfolio 2008 Annual Report

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short- comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Annual Report | 35

Statement of assets and liabilities
SMASh Series MEC Portfolio
October 31, 2008

ASSETS:
Investments, at value (Cost — $12,422,187)	$11,168,606
Interest receivable	196,969
Receivable from broker — variation margin on open futures contracts	27,313
Receivable from investment manager	11,341
Prepaid expenses	967

Total Assets	11,405,196

LIABILITIES:
Due to custodian	12,235
Accrued expenses	30,441

Total Liabilities	42,676

TOTAL NET ASSETS	$11,362,520

REPRESENTED BY:
Capital	$11,362,520

See Notes to Financial Statements.

36 | SMASh Series MEC Portfolio 2008 Annual Report

Statement of operations
SMASh Series MEC Portfolio
For the Period Ended October 31, 2008†

INVESTMENT INCOME:
Interest	$494,576

EXPENSES:
Audit and tax	24,500
Custody fees	14,634
Legal fees	2,595
Directors’ fees	147
Miscellaneous expenses	12,005

Total Expenses	53,881
Less: Expense reimbursements (Note 3)	(53,881)

NET INVESTMENT INCOME	494,576

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS (NOTES 1 AND 4):
Net Realized Loss From:
Investment transactions	(6,674)
Futures contracts	(89,495)

Net Realized Loss	(96,169)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,253,581)
Futures contracts	101,565

Change in Net Unrealized Appreciation/Depreciation	(1,152,016)

NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(1,248,185)

DECREASE IN NET ASSETS FROM OPERATIONS	$(753,609)

†	For the period December 13, 2007 (inception date) to October 31, 2008.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Annual Report | 37

Statement of changes in net assets
SMASh Series MEC Portfolio

FOR THE PERIOD ENDED OCTOBER 31, 2008†

OPERATIONS:
Net investment income	$494,576
Net realized loss	(96,169)
Change in net unrealized appreciation/depreciation	(1,152,016)

Decrease in Net Assets From Operations	(753,609)

CAPITAL TRANSACTIONS:
Proceeds from contributions	12,604,104
Value of withdrawals	(487,975)

Increase in Net Assets From Capital Transactions	12,116,129

INCREASE IN NET ASSETS	11,362,520

NET ASSETS:
Beginning of period	—

End of period	$11,362,520

†	For the period December 13, 2007 (inception date) to October 31, 2008.

See Notes to Financial Statements.

38 | SMASh Series MEC Portfolio 2008 Annual Report

Financial highlights
SMASh Series MEC Portfolio

FOR THE YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

2008 [1]

NET ASSETS, END OF PERIOD (000s)	$11,363

Total return[2]	(31.75)%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[3,4]	0.50%
Net expenses[4,5,6]	0.00
Net investment income[4]	4.63

PORTFOLIO TURNOVER RATE	77%

[1]	For the period December 13, 2007 (inception date) to October 31, 2008.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Portfolio’s manager or subadviser. All operating expenses of the Portfolio were reimbursed by the manager, due to an expense reimbursement agreement between the Portfolio and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Gross expenses do not include management fees paid to manager and subadviser. Management fees are paid directly or indirectly by the separate managed account sponsor.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.00%.

See Notes to Financial Statements.

SMASh Series MEC Portfolio 2008 Annual Report | 39

Notes to financial statements

1. Organization and significant accounting policies

SMASh Series MEC Portfolio (the “Portfolio”), is a separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Financial futures contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

40 | SMASh Series MEC Portfolio 2008 Annual Report

(c) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Effective June 16, 2008, the Portfolio implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. and New York state tax returns. No income tax returns are currently under examination.

2. Investment valuation

Effective December 13, 2007 (inception date), the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

SMASh Series MEC Portfolio 2008 Annual Report | 41

Notes to financial statements continued

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	OCTOBER 31, 2008	QUOTED PRICES (level 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (Level 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)

Investments in Securities	$11,168,606	—	$11,168,606	—
Other Financial Instruments*	101,565	101,565	—	—
Total	$11,270,171	$101,565	$11,168,606	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadviser do not charge management fees to the Portfolio. However, the Portfolio is an integral part of a separately managed account program, and the Portfolio’s manager and subadviser will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.066% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Portfolio.

During the period ended October 31, 2008, the Portfolio had a voluntary expense limitation in place of 0.00%.

During the period ended October 31, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $53,881.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the year ended October 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$17,772,076
Sales	6,126,854

42 | SMASh Series MEC Portfolio 2008 Annual Report

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,416
Gross unrealized depreciation	(1,273,014)

Net unrealized depreciation	$(1,251,598)

At October 31, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN

Contracts to Sell:
U.S. Treasury 30-Year Bonds	23	12/08	$2,703,440	$2,601,875	$101,565

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action

SMASh Series MEC Portfolio 2008 Annual Report | 43

Notes to financial statements continued

under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint.

The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against

44 | SMASh Series MEC Portfolio 2008 Annual Report

the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

7. Recent accounting pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s

SMASh Series MEC Portfolio 2008 Annual Report | 45

Notes to financial statements continued

derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

* * *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Portfolio’s financial statement disclosures.

46 | SMASh Series MEC Portfolio 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SMASh Series MEC Portfolio, a series of Master Portfolio Trust, as of October 31, 2008, the related statements of operations, changes in net assets, and the financial highlights for the period from December 13, 2007 (inception date) to October 31, 2008. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

          We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series MEC Portfolio as of October 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period from December 13, 2007 (inception date) to October 31, 2008, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 22, 2008

SMASh Series MEC Portfolio 2008 Annual Report | 47

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 22 through 28 of this report.

48 | SMASh Series MEC Portfolio

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[This page intentionally left blank.]

SMASh Series MEC Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agent
Stephen R. Gross	PNC Global Investment Servicing
Richard E. Hanson, Jr.	(formerly, PFPC Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough, Massachusetts 01581
Susan B. Kerley
Alan G. Merten	Independent registered
R. Richardson Pettit	public accounting firm
KPMG LLP
Investment manager	345 Park Avenue
Legg Mason Partners Fund	New York, NY 10154
Advisor, LLC

Subadviser
Western Asset Management
Company

SMASh Series MEC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

SMASh SERIES MEC FUND 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series MEC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC AMXX011498 12/08 SR08-715

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2007 and October 31, 2008 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2007 and $47,800 in 2008.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $12,000 in 2007 and $0 in 2008. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2007 and $7,500 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2008.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 5, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 5, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	January 5, 2009